SCHEDULE OF ANTI-DILUTIVE EFFECT (Details) - Stardust Power Inc And Subsidiary [Member] - shares		7 Months Ended	9 Months Ended	10 Months Ended
		Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023
Unvested common stock – restricted shares (Note 5)		893,985	125,411	356,458
Restricted Stock options			851,655
Restricted Stock Units			3,281,911
Performance Stock units			506,596
Sponsor Earnout Shares (Note 3)	[1]
Public warrants			4,864,133
Private placement warrants			5,566,667

[1]	The Sponsor Earnout Shares (as defined in the Business Combination Agreement) were not included for purposes of calculating the number of diluted shares outstanding as of September 30, 2024, as the Sponsor earnout shares remain contingently forfeitable, as the conditions have not been met